Schedule of Valuation Activity for Warrants Accounted for Derivative Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Strome Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	$ 704,707	$ 1,036,687	$ 1,036,687	$ 587,971
Change in valuation of warrant derivative liabilities	185,156	(260,345)	(331,980)	448,716
Carrying value at end of the period	889,863	776,342	704,707	1,036,687
Carrying amount at end of year	889,863	776,342	704,707	1,036,687
B. Riley Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	443,188	607,513	607,513	358,050
Change in valuation of warrant derivative liabilities	119,787	(122,150)	(164,325)	249,463
Carrying value at end of the period	562,975	485,363	443,188	607,513
Carrying amount at end of year	562,975	485,363	443,188	607,513
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	1,147,895	1,644,200	1,644,200	1,364,235
Change in valuation of warrant derivative liabilities	304,943	(382,495)	(496,305)	1,015,151
Carrying value at end of the period	1,452,838	1,261,705	1,147,895	1,644,200
Carrying amount at end of year	$ 1,452,838	1,261,705	1,147,895	1,644,200
Level Two Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period				418,214
Change in valuation of warrant derivative liabilities				316,972
Carrying value at end of the period
Carrying amount at end of year
Exercise of warrants during the year				$ 735,186